Mezzanine Equity and Series D Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Mezzanine Equity and Series D Convertible Preferred Stock

Note 14- Mezzanine Equity and Series D Convertible Preferred Stock

Series D Convertible preferred Stock

On November 15, 2019, the Company entered into a securities purchase agreement with selected accredited investors whereby the Company offered (i) up to 238,871 shares of Series D Convertible Preferred Stock the (“Series D Shares”) at a price of $40.817 per share and (ii) a ten-year warrant (the “Series D Warrant”) to purchase 14,669,757 shares of common stock. The Series D Warrants are exercisable for a period of 10 years from issuance at an initial exercise price of $0.75 per share, subject to adjustment for traditional equity restructurings and reorganizations.

On November 21,2019, the Company entered into a securities purchase agreement with FWHC HOLDINGS, LLC (“FWHC”) an accredited investor for the purchase of 146,998 shares of Series D Preferred Stock, par value $0.001 per share and the Series D Warrant resulting in $6.0 million in gross proceeds to the Company (the “FWHC Investment”). For further discussion of the Series D Shares, refer to Note 14 - “Mezzanine Equity and Series D Convertible Preferred Stock” on the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year-ended December 31, 2019.

The Company determined that the nature of the Series D Shares was more analogous to an equity instrument, and that the economic characteristics and risks of the embedded conversion option was clearly and closely related to the Series D Shares. As such, the conversion option was not required to be bifurcated from the host under ASC 815, Derivatives and Hedging. The Company recognized a beneficial conversion feature related to the Series D Shares of approximately $623,000, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Because the Series D Shares can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders. Since the Series D Shares are redeemable in certain circumstances upon the occurrence of an event that is not solely within the Company’s control, they have been classified as mezzanine equity in the Consolidated Balance Sheets.

The Company determined that the economic characteristics and risks of the embedded redemption provision were not clearly and closely related to the Series D Shares. The Company assessed the embedded redemption provision further, and determined it met the definition of a derivative and required classification as a derivative liability at fair value. The redemption put liability as of March 31, 2020 and December 31, 2019, was approximately $79,000 and $267,000, respectively.

The Company’s approach to the allocation of the proceeds to the financial instruments was to first allocate basis to the redemption put liability at its fair values and the residual to the Series D Shares and the Series D Warrants. Based upon the amount allocated to the Series D Shares the Company was required to determine if a beneficial conversion feature (“BCF”) was present. A BCF represents the intrinsic value in the convertible instrument, adjusted for amounts allocated to other financial instruments issued in the financing. The effective conversion price is calculated as the amount allocated to the convertible instrument divided by the number of shares to which it is indexed. However, a BCF is limited to the basis initially allocated. After allocating a portion of the proceeds to the other instruments, the effective conversion price was $0.24 compared to the share price of $0.28, resulting in a BCF of $623,045 or $0.04 per share.

Based upon the above accounting conclusions and the additional information provided below, the allocation of the proceeds arising from the Series D Preferred financing transaction is summarized in the table below:

November 21, 2019 Series D Convertible Preferred and warrant financing:	Proceeds Allocation	Financing Cost Allocation	Total Allocation
Gross proceeds	$6,000,000	$—	$6,000,000
Financing costs paid in cash	—	(111,983)	(111,983)
	$6,000,000	$(111,983)	$5,888,017

Derivative Liability:
Derivative Put Liability	$(614,095)	$—	$(614,095)
Deferred Financing costs	—	8,100	8,100

Redeemable preferred stock:
Series D Convertible Preferred Stock	(2,869,854)	—	(2,869,854)
Financing costs (APIC)	—	1,106	1,106
Financing costs (Retained Earnings)	—	66,265	66,265
Beneficial Conversion Feature	(623,045)	—	(623,045)

Investor Warrants (equity classified):
Proceeds allocation	(1,893,006)	—	(1,893,006)
Financing costs (APIC)	—	36,512	36,512
	$(6,000,000)	$111,983	$(5,888,017)

Since the Series D Convertible Preferred Stock is perpetual and convertible at any time, the resulting discount of $3,130,146 was accreted as a Preferred Stock dividend on the date of issuance to record the Series D Convertible Preferred Stock to its redemption value of $6,000,000.

On January 17, 2020, the Company entered into a securities purchase agreement with an accredited investor for the purchase of 2,450 shares of Series D Preferred Stock, par value $0.001 per share and a Series D Warrant resulting in $100,000 in gross proceeds to the Company. The Series D Preferred Stock and Warrants had the same terms as the FWHC Investment. There was no BCF associated with this financing because the effective conversion price after allocating a portion of the proceeds to the other instruments was higher than the share price.

January 17, 2020 Series D Convertible Preferred and warrant financing:	Proceeds Allocation
Gross proceeds	$100,000
Financing costs paid in cash	—
$100,000

Derivative Liability:
Derivative Put Liability	$(5,305)

Redeemable preferred stock:
Series D Convertible Preferred Stock	(62,793)

Investor Warrants (equity classified):
Proceeds allocation	(31,902)

$(100,000)

Since the Series D Convertible Preferred Stock is perpetual and convertible at any time, the resulting discount of $37,207 was accreted as a Preferred Stock dividend on the date of issuance to record the Series D Convertible Preferred Stock to its redemption value of $100,000.

For the three months ended March 31, 2020, the Company recorded $158,147 in deemed dividends on the Series D Convertible Preferred stock in accordance with the 8% stated dividend resulting in a total balance of Series D Convertible Preferred stock of $6,281,433 at March 31, 2020.

Series D CONVERTIBLE Preferred Stock Preferences

Voting Rights

Holders of our Series D Preferred Stock (“Series D Holders”) have the right to receive notice of any meeting of holders of common stock or Series D Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series D Preferred Stock. Each Series D Holder shall vote on each matter submitted to them with the holders of common stock.

Liquidation

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, each Series D Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series D Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company’s to the holders of the Company’s Series B and common stock. The Company accrues these dividends as they are earned each period.

Note 14- Mezzanine Equity AND SERIES D CONVERTIBLE PREFERRED STOCK

Series D Convertible preferred Stock

On November 15, 2019, the Company entered into a securities purchase agreement with selected accredited investors whereby the Company offered (i) up to 238,871 shares of Series D Convertible Preferred Stock the (“Series D Shares”) at a price of $40.817 per share and (ii) a ten-year warrant (the “Series D Warrant”) to purchase 14,669,757 shares of common stock. The Series D Warrants are exercisable for a period of 10 years from issuance at an initial exercise price of $0.75 per share, subject to adjustment for traditional equity restructurings and reorganizations.

On November 21,2019, the Company entered into a securities purchase agreement with FWHC HOLDINGS, LLC (“FWHC”) an accredited investor for the purchase of 146,998 shares of Series D Preferred Stock, par value $0.001 per share and the Series D Warrant resulting in $6.0 million in gross proceeds to the Company (the “FWHC Investment”). The Shares were sold at a price of $40.817 per Share and each Share is convertible into 100 shares of Common Stock. Accordingly, the conversion price into common stock is $0.40817 per share. In connection with the FWHC Investment, the Company, FWHC and certain key holders entered into a Right of First Refusal and Co-Sale Agreement (the “RFRC Agreement”) which provides for certain rights with respect to the shares held by FWHC and the key holders. The key holders are identified in the RFRC Agreement and include the Company’s principal stockholder RMS Shareholder, LLC and the Company’s CEO, William E. Horne. The Company, FWHC and certain other holders of the Company’s voting stock entered into a Voting Agreement (“Voting Agreement”) with respect to the size and composition of the Company’s Board and certain other items if requested by FWHC. In connection the FWHC Investment, the Company and FWHC entered into an Investors’ Rights Agreement (the “IRA”) which provided FWHC with other additional rights including but not limited to, registration rights, board observer rights, and a right of first refusal for future offerings. The Series D Shares vote with the common shareholders on an if-converted basis and provide for cumulative dividends at 8% of the stated value, payable upon a liquidation or redemption. For any other dividends, the Series D Shares will participate with common stock on an as-converted basis. Each Series D Share is convertible into common shares at a conversion price of $100 per common share. The conversion price is subject to adjustment for anti-dilution protection and traditional equity restructuring and reorganizations. The Series D Shares will be mandatorily converted upon the earlier of 1) the written consent of holders of a majority of Series D shareholders and 2) the common stock is listed and quoted on one of the NASDAQ markets or the New York Stock Exchange as a result of a public offering at a price of at least $1.22451 per share and proceeds of at least $25 million. The Series D Shares also contain an embedded mandatory redemption provision which will occur at the earliest of: (a) 90 days following the date that William E. Horne is no longer serving as the Corporation’s CEO and a majority of the Series D holders do not approve of his replacement, (b) William E Horne transfers more than 25% of the stock owned by him to a person not related to him or a current shareholder or (c) the Company’s common stock is not listed on a NASDAQ market or the New York Stock Exchange within 30 months as a result of a public offering generating minimum net proceeds of at least $25 million (the “Trigger Date”). The redemption price to be paid is the greater of a) the Original Issue Price of $40.817, plus any accrued and unpaid dividends and (b) the fair market value of the Series D Shares on the redemption date. In lieu of redeeming the Series D Shares for cash, the holder may elect to receive “Trigger Event Warrants” equal to the number of shares of common stock the Series D Shares are convertible into on the Trigger Date. The Trigger Event Warrants will have a ten-year term from the date of redemption and allow the holders to purchase shares of common stock at a price equal to the lower of a) 0.50% of the Original Issue Price and b) the Series D conversion price on the Trigger Date.

The Company determined that the nature of the Series D Shares was more analogous to an equity instrument, and that the economic characteristics and risks of the embedded conversion option was clearly and closely related to the Series D Shares. As such, the conversion option was not required to be bifurcated from the host under ASC 815, Derivatives and Hedging. The Company recognized a beneficial conversion feature related to the Series D Shares of approximately $623,000, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Because the Series D Shares can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders. Since the Series D Shares are redeemable in certain circumstances upon the occurrence of an event that is not solely within the Company’s control, they have been classified as mezzanine equity in the Consolidated Balance Sheets.

The Company determined that the economic characteristics and risks of the embedded redemption provision were not clearly and closely related to the Series D Shares. The Company assessed the embedded redemption provision further, and determined it met the definition of a derivative and required classification as a derivative liability at fair value. The redemption put liability as of inception and December 31, 2019, was approximately $614,000 and $267,000, respectively.

The Company’s approach to the allocation of the proceeds to the financial instruments was to first allocate basis to the redemption put liability at its fair values and the residual to the Series D Shares and the Series D Warrants. Based upon the amount allocated to the Series D Shares the Company was required to determine if a beneficial conversion feature (“BCF”) was present. A BCF represents the intrinsic value in the convertible instrument, adjusted for amounts allocated to other financial instruments issued in the financing. The effective conversion price is calculated as the amount allocated to the convertible instrument divided by the number of shares to which it is indexed. However, a BCF is limited to the basis initially allocated. After allocating a portion of the proceeds to the other instruments, the effective conversion price was $0.24 compared to the share price of $0.28, resulting in a BCF of $623,045 or $0.04 per share.

Based upon the above accounting conclusions and the additional information provided below, the allocation of the proceeds arising from the Series D Preferred financing transaction is summarized in the table below:

October 18, 2019 Series D Convertible Preferred and warrant financing:	Proceeds Allocation	Financing Cost Allocation	Total Allocation
Gross proceeds	$6,000,000	$—	$6,000,000
Financing costs paid in cash	—	(111,983)	(111,983)
	$6,000,000	$(111,983)	$(5,888,017)

Derivative Liability:
Derivative Put Liability	$(614,095)	—	$(614,095)
Deferred Financing costs	—	8,100	8,100

Redeemable preferred stock:
Series D Convertible Preferred Stock	(2,869,854)	—	(2,869,854)
Financing costs (APIC)	—	1,106	1,106
Financing costs (Retained Earnings)	—	66,265	66,265
Beneficial Conversion Feature	(623,045)	—	(623,045)

Investor Warrants (equity classified):
Proceeds allocation	(1,893,006)	—	(1,893,006)
Financing costs (APIC)	—	36,512	36,512
	$(6,000,000)	$111,983	(5,888,017)

Since the Series D Convertible Preferred Stock is perpetual and convertible at any time, the resulting discount of $3,130,146 was accreted as a Preferred Stock dividend on the date of issuance to record the Series D Convertible Preferred Stock to its redemption value of $6,000,000.

The Company recorded $60,493 in deemed dividends on the Series D Convertible Preferred stock in accordance with the 8% stated dividend resulting in a total balance of Series D Convertible Preferred stock of $6,060,493 at December 31, 2019.

Series D CONVERTIBLE Preferred Stock Preferences

Voting Rights

Holders of our Series D Preferred Stock (“Series D Holders”) have the right to receive notice of any meeting of holders of common stock or Series D Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series D Preferred Stock. Each Series D Holder shall vote on each matter submitted to them with the holders of common stock.

Liquidation

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, each Series D Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series D Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company’s to the holders of the Company’s common stock. The Company accrues these dividends as they are earned each period.